Submission	Apr. 18, 2025	Sep. 05, 2024
Submission [Line Items]
Central Index Key	0001281761
Registrant Name		Regions Financial Corporation
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES